Average Annual Total Returns - AZL Enhanced Bond Index Fund	Apr. 30, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
AZL Enhanced Bond Index Fund
Average Annual Return:
1 Year	7.53%
5 Years	4.07%
10 Years	3.48%

[1]	Reflects no deduction for fees, expenses, or taxes.